Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2015
Banking And Thrift [Abstract]
Risk-Based Capital Ratios

The following table provides both the Company’s and the Bank’s risk-based capital ratios as of December 31, 2015 and 2014.

REGULATORY CAPITAL LEVELS

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions(1)
	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2015 (2)
Total risk-based capital (to risk-weighted assets):
Sun Bancorp, Inc.	$328,575	21.04%	$124,914	8.00%	N/A
Sun National Bank	297,735	19.11	124,649	8.00	$155,811	10.00%
Tier 1 common equity capital ratio (to risk-weighted assets):
Sun Bancorp, Inc.	219,939	14.09	70,264	4.50	N/A
Sun National Bank	279,100	17.91	70,115	4.50	101,277	6.50
Tier 1 capital (to risk-weighted assets):
Sun Bancorp, Inc.	274,928	17.61	93,685	6.00	N/A
Sun National Bank	279,100	17.91	93,487	6.00	124,648	8.00
Leverage capital:
Sun Bancorp, Inc.	274,928	12.19	90,203	4.00	N/A
Sun National Bank	279,100	12.39	90,069	4.00	112,587	5.00
December 31, 2014
Total risk-based capital (to risk-weighted assets):
Sun Bancorp, Inc.	$317,945	19.25%	$132,147	8.00	N/A
Sun National Bank	286,374	17.37	131,876	8.00	$164,844	10.00%
Tier 1 capital (to risk-weighted assets):
Sun Bancorp, Inc.	276,349	16.73	66,073	4.00	N/A
Sun National Bank	265,728	16.12	65,938	4.00	98,907	6.00
Leverage capital:
Sun Bancorp, Inc.	276,349	10.06	109,894	4.00	N/A
Sun National Bank	265,728	9.68	109,760	4.00	137,200	5.00

(1)	Not applicable for bank holding companies.
(2)

The Basel III guidelines and the Dodd-Frank Act established a new minimum Tier 1 common equity risk-based capital ratio and revised the “Prompt Corrective Action” regulations, effective January 1, 2015.